UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave, Suite N611
Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave, Suite N611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT | OCTOBER 31, 2009

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ CPI Inflation Hedged ETF
IQ ARB Global Resources ETF

The investment return and value of each Fund’s shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Fund performance current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Fund’s investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Semi-Annual Report

This report provides management’s discussion of fund performance for the following ETFs for the semi-annual reporting period ended October 31, 2009:

  IQ Hedge Multi-Strategy Tracker ETF

  IQ Hedge Macro Tracker ETF

  IQ CPI Inflation Hedged ETF

  IQ ARB Global Resources ETF

Investment Results

IQ Hedge Multi-Strategy Tracker ETF

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Fund’s investment advisor.

The objective of the IQ Hedge Multi-Strategy Index is to replicate the risk-adjusted return characteristics of hedge funds that employ various hedge fund investment styles, which may include but are not limited to: global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The table on page 4 shows the Fund’s performance compared to several benchmarks for the six-month period ended October 31, 2009 and for the period since Fund inception and ended October 31, 2009.

The Fund had positive overall performance for the 6-month period ended October 31, 2009. The principle driver of the Fund’s positive returns during the 6-month period was the Fund’s large allocation to emerging equity markets. After a significant decline during the financial crisis, emerging equity markets have not only recovered but also have been one of the top performing asset classes during this 6-month period. The Fund’s long exposure to high yield corporate bonds and foreign currency, both of which also have significantly outperformed during this period, also contributed to the Fund’s positive performance. Finally, a long position in international sovereign debt contributed positively to performance as the value of international and emerging markets debt rose substantially during the period.

On the negative side, the Fund’s performance was hampered by its short exposure to international equity (developed markets), although the Fund’s positive net equity exposure added significant value overall. Another source of negative return was the Fund’s short exposure to real estate, which also had a significant rebound after the financial crisis in 2008.

Historical Performance (QAI)

THE FUND VS. ITS BENCHMARK
FOR THE PERIODS ENDED OCTOBER 31, 2009

	6 Months	Since Inception 3/24/09
IQ Hedge Multi-Strategy Tracker ETF NAV	6.38%	8.12%
IQ Hedge Multi-Strategy Tracker ETF Market Price*	5.61%	7.64%
IQ Hedge Multi-Strategy Index	6.64%	8.52%
Credit Suisse/Tremont Blue Chip Index	9.70%	n/a **
HFRX Global Hedge Fund Index	8.41%	9.83%
S&P 500 Index	20.04%	27.56%

*

The price used to calculate market return (“Market Price”) is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00 pm close.

**

Credit Suisse/Tremont hedge fund indexes publish monthly returns on the 15th of each month. Since Inception performance is not available due to non-daily index reporting of the Credit Suisse/Tremont Blue Chip Index.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current Fund performance may be lower or higher than the performance shown. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund. The gross total annual operating expense ratio of the Fund, as stated in the current prospectus dated August 28, 2009, is 1.08%. The gross total annual operating expense ratio of the Fund, for the six months ended October 31, 2009, is 0.78%.

The Credit Suisse/Tremont Blue Chip Index is comprised of hedge funds across 10 strategies and is designed to represent the hedge fund industry in general (performance data is net of underlying manager fees and calculation fees).

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies (performance data is net of underlying manager fees).

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

Investment Results

IQ Hedge Macro Tracker ETF

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Hedge Macro Index is to replicate the risk-adjusted return characteristics of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The table on page 6 shows the Fund’s performance compared to two benchmarks for the period from Fund Inception (June 9, 2009) through October 31, 2009.

The Fund had positive overall performance for the period ending October 31, 2009. The principle driver of the Fund’s positive returns during the period was the Fund’s large allocation to emerging equity markets. After a significant decline during the financial crisis, emerging equity markets have not only recovered but have been one of the top performing asset classes during this period. The Fund’s long exposure to investment grade corporate bonds and international sovereign debt both of which also have significantly outperformed during this period, also contributed to the Fund’s positive performance. Finally, a long position in foreign currency contributed positively to performance.

On the negative side, the Fund’s performance was hampered by its short exposure to the U.S. small capitalization equity asset class, which significantly participated in the recovery. Another source of negative return was the Fund’s short exposure to real estate, which also had a significant rebound after the financial crisis in 2008.

Historical Performance (MCRO)

THE FUND VS. ITS BENCHMARK
FOR THE PERIOD ENDED OCTOBER 31, 2009

Since Inception

6/9/09
IQ Hedge Macro Tracker ETF NAV	4.88%
IQ Hedge Macro Tracker ETF Market Price*	5.00%
IQ Hedge Macro Index	4.83%
HFRX Global Hedge Fund Index	5.38%
MSCI World Index	13.49%

*

The price used to calculate market return (“Market Price”) is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times. Total returns are calculated using the daily 4:00 pm close.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current Fund performance may be lower or higher than the performance shown. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund. The gross total annual operating expense ratio of the Fund, as stated in the current prospectus dated August 28, 2009, is 1.10%. The gross total annual operating expense ratio of the Fund, for the period June 8, 2009 to October 31, 2009, is 0.79%.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies (performance data is net of underlying manager fees).

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

Investment Results

IQ CPI Inflation Hedged ETF

The investment objective of the IQ CPI Inflation Hedged ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ CPI Inflation Hedged Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ CPI Inflation Hedged Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

Fund performance information has been excluded due to the limited time for which the Fund was active during the reporting period (Fund inception date: October 27, 2009).

Investment Results

IQ ARB Global Resources ETF

The investment objective of the IQ ARB Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ ARB Global Resources Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ ARB Global Resources Index is to identify investment opportunities in the global resources market segment based on momentum and valuation factors.

Fund performance information has been excluded due to the limited time for which the Fund was active during the reporting period (Fund inception date: October 27, 2009).

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in particular, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid For Period Ended 10/31/09” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear their pro rata share of the expenses incurred by the underlying investments in which the Funds invest. These expenses are not included in the table.

Fund Expenses (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value	Ending Account Value 10/31/2009	Annualized Expense Ratios for the Period	Expenses Paid For Period Ended 10/31/2009
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,063.75	0.78%	$4.06	*
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.27	0.78%	$3.97	*
IQ Hedge Macro Tracker ETF[1]
Actual	$1,000.00	$1,048.80	0.79%	$3.21	†
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.22	0.79%	$4.02	*
IQ CPI Inflation Hedged ETF[2]
Actual	$1,000.00	$1,002.40	0.50%	$0.07	††
Hypothetical (5% return
before expenses)	$1,000.00	$1,022.68	0.50%	$2.55	*
IQ ARB Global Resources ETF[3]
Actual	$1,000.00	$971.60	0.77%	$0.10	††
Hypothetical (5% return
before expenses)	$1,000.00	$1,021.32	0.77%	$3.92	*

[1]	IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009.

[2]	IQ CPI Inflation Hedged ETF commenced operations on October 26, 2009.

[3]	IQ ARB Global Resources ETF commenced operations on October 26, 2009.

*	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the ending account value for the period, multiplied by 184/365 (to reflect the six-month period).

†	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the ending account value for the period, multiplied by 146/365 (to reflect commencement of operations).

††	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the ending account value for the period, multiplied by 5/365 (to reflect commencement of operations).

Premium and Discount Frequency Data (unaudited)

October 31, 2009

IQ Hedge Multi-Strategy ETF
Premium and Discount Range	Number of Days	% of Total Days
< -0.4%	0	0.00%
> -0.4% and < -0.2%	3	1.63
> -0.2% and < 0.0%	36	19.56
> 0.0% and < 0.2%	108	58.70
> 0.2% and < 0.4%	26	14.13
> 0.4%	11	5.98

	184	100.00%

IQ Hedge Macro Tracker ETF
Premium and Discount Range	Number of Days	% of Total Days
< -0.4%	13	8.90%
> -0.4% and < -0.2%	20	13.70
> -0.2% and < 0.0%	60	41.10
> 0.0% and < 0.2%	36	24.66
> 0.2% and < 0.4%	5	3.42
> 0.4%	12	8.22

	146	100.00%

IQ CPI Inflation Hedged ETF
Premium and Discount Range	Number of Days	% of Total Days
< -0.4%	0	0.00%
> -0.4% and < -0.2%	0	0.00
> -0.2% and < 0.0%	0	0.00
> 0.0% and < 0.2%	5	100.00
> 0.2% and < 0.4%	0	0.00
> 0.4%	0	0.00

	5	100.00%

IQ ARB Global Resources ETF
Premium and Discount Range	Number of Days	% of Total Days
< -0.4%	2	40.00%
> -0.4% and < -0.2%	0	0.00
> -0.2% and < 0.0%	1	20.00
> 0.0% and < 0.2%	1	20.00
> 0.2% and < 0.4%	0	0.00
> 0.4%	1	20.00

	5	100.00%

*	IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009.

**	IQ CPI Inflation Hedged ETF commenced operations on October 26, 2009.

***	IQ ARB Global Resources ETF commenced operations on October 26, 2009.

Portfolio Summary (unaudited)

October 31, 2009

SCHEDULES OF INVESTMENTS SUMMARY TABLE IQ HEDGE MULTI-STRATEGY TRACKER ETF Net Assets ($ mil): 67.7
% of Net Assets
Investments
Debt Funds	60.2%
Equity Funds	21.0
Asset Allocation Fund	9.3
Commodity Fund	0.7

Total Investments	91.2
Other Assets in Excess of Liabilities	8.8

Net Assets	100.0%

IQ HEDGE MACRO TRACKER ETF
Net Assets ($ mil): 6.6
% of Net Assets
Investments
Debt Funds	51.3%
Equity Funds	31.3
Commodity Fund	5.4
Asset Allocation Fund	4.0

Total Investments	92.0
Other Assets in Excess of Liabilities	8.0

Net Assets	100.0%

IQ CPI INFLATION TRACKER ETF
Net Assets ($ mil): 5.0
% of Net Assets
Investments
Debt Funds	91.1%
Commodity Funds	7.8
Asset Allocation Fund	1.0

Total Investments	99.9
Other Assets in Excess of Liabilities	0.1

Net Assets	100.0%

IQ ARB GLOBAL RESOURCES ETF
Net Assets ($ mil): 4.9
% of Net Assets
Investments
Precious Metals	20.0%
Water	17.0
Industrial Metals	16.1
Grains, Food & Fiber	14.9
Coal	12.3
Energy	4.3
Timber	2.4
Livestock	2.2

Total Investments	89.2
Other Assets in Excess of Liabilities	10.8

Net Assets	100.0%

Schedules of Investments
IQ Hedge Multi-Strategy Tracker ETF

October 31, 2009 (unaudited)

Name of Issuer	Shares	Value
Investments — 91.2%

Asset Allocation Fund — 9.3%
PowerShares DB G10 Currency Harvest Fund*	270,120	$6,264,083

Commodity Fund — 0.7%
PowerShares DB Commodity Index
Tracking Fund*	21,172	499,342

Debt Funds — 60.2%
iShares Barclays 1-3 Year Treasury Bond Fund	171,538	14,419,484
iShares Barclays Aggregate Bond Fund	25,470	2,669,511
iShares Barclays Credit Bond Fund	783	79,717
iShares Barclays Short Treasury Bond Fund	27,866	3,071,391
iShares Barclays US Treasury Inflation Protected
Securities Fund	8,336	867,027
iShares iBoxx $ High Yield Corporate Bond Fund	42,958	3,659,162
iShares iBoxx $ Investment Grade Corporate
Bond Fund	24,046	2,541,181
iShares JPMorgan USD Emerging Markets
Bond Fund	6,334	646,195
PowerShares Emerging Markets Sovereign
Debt Portfolio	15,873	411,111
SPDR Barclays Capital 1-3 Month T-Bill ETF	35,590	1,632,869
SPDR Barclays Capital Aggregate Bond ETF	926	52,023
SPDR Barclays Capital High Yield Bond ETF	63,525	2,413,315
SPDR Barclays Capital International
Treasury Bond ETF*	27,493	1,608,340
Vanguard Short-Term Bond ETF	66,554	5,328,313
Vanguard Total Bond Market ETF	17,260	1,371,652

Total Debt Funds		40,771,291

Equity Funds — 21.0%
iShares MSCI Emerging Markets Index Fund	269,277	10,114,044
Vanguard Emerging Markets ETF	108,169	4,067,155

Total Equity Funds		14,181,199

See notes to financial statements.

Schedules of Investments
IQ Hedge Multi-Strategy Tracker ETF (continued)

October 31, 2009 (unaudited)

Name of Issuer	Shares	Value

Total Investments — 91.2%
(Cost $59,033,919)		$61,715,915

Other Assets in Excess of Liabilities — 8.8%(a)		5,963,533

Net Assets — 100.0%		$67,679,448

*	Non-income producing securities.

(a)	Other assets in excess of liabilities include net unrealized appreciation on swaps.

ETF — Exchange Traded Fund

Open futures contracts outstanding at October 31, 2009:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2009	Unrealized Appreciation
E-Mini MSCI EAFE	Morgan	December
	Stanley	2009	(59)	$(4,535,607)	$(4,436,505)	$99,102
Russell 2000 Mini	Morgan	December
	Stanley	2009	(85)	(4,956,495)	(4,763,400)	193,095

						$292,197

Cash held as collateral with broker for futures contracts was $909,693 at October 31, 2009.

See notes to financial statements.

Schedules of Investments
IQ Hedge Macro Tracker ETF

October 31, 2009 (unaudited)

Name of Issuer	Shares	Value
Investments — 92.0%

Asset Allocation Fund — 4.0%
PowerShares DB G10 Currency Harvest Fund*	11,267	$261,282

Commodity Fund — 5.4%
PowerShares DB Commodity Index
Tracking Fund*	14,942	352,407

Debt Funds — 51.3%
iShares Barclays 1-3 Year Treasury Bond Fund	13,348	1,122,033
iShares Barclays Credit Bond Fund	281	28,609
iShares Barclays Short Treasury Bond Fund	2,171	239,288
iShares iBoxx $ Investment Grade Corporate
Bond Fund	8,536	902,084
iShares JPMorgan USD Emerging Markets
Bond Fund	1,258	128,341
PowerShares Emerging Markets Sovereign
Debt Portfolio	3,147	81,507
SPDR Barclays Capital 1-3 Month T-Bill ETF	2,801	128,510
SPDR Barclays Capital International
Treasury Bond ETF*	5,464	319,644
Vanguard Short-Term Bond ETF	5,177	414,470

Total Debt Funds		3,364,486

Equity Funds — 31.3%
iShares MSCI Emerging Markets Index Fund	38,940	1,462,587
Vanguard Emerging Markets ETF	15,634	587,838

Total Equity Funds		2,050,425

Total Investments — 92.0%
(Cost $5,698,964)		$6,028,600

Other Assets in Excess of Liabilities — 8.0%(a)		526,839

Net Assets — 100.0%		$6,555,439

*	Non-income producing securities.

(a)	Other assets in excess of liabilities include net unrealized appreciation on swaps.

ETF — Exchange Traded Fund

See notes to financial statements.

Schedules of Investments
IQ Hedge Macro Tracker ETF (continued)

October 31, 2009 (unaudited)

Open futures contracts outstanding at October 31, 2009:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2009	Unrealized Appreciation
Russell 2000 Mini	Morgan	December	(13)	$(786,118)	$(728,520)	$57,598
	Stanley	2009

Cash held as collateral with broker for futures contracts was $49,991 at October 31, 2009.

See notes to financial statements.

Schedules of Investments IQ
CPI Inflation Hedged ETF

October 31, 2009 (unaudited)

Name of Issuer	Shares	Value

Investments — 99.9%

Asset Allocation Fund — 1.0%
CurrencyShares Japanese Yen Trust*	454	$50,085

Commodity Funds — 7.8%
PowerShares DB Oil Fund*	966	26,043
SPDR Gold Trust*	3,568	365,720

Total Commodity Funds		391,763

Debt Funds — 91.1%
iShares Barclays 20+ Year Treasury Bond Fund	4,240	406,107
iShares Barclays Short Treasury Bond Fund	24,574	2,708,546
SPDR Barclays Capital 1-3 Month T-Bill ETF	31,614	1,450,451

Total Debt Funds		4,565,104

Total Investments — 99.9%
(Cost $4,996,971)		$5,006,952

Other Assets in Excess of Liabilities — 0.1%		5,829

Net Assets — 100.0%		$5,012,781

*	Non-income producing securities.

ETF — Exchange Traded Fund

See notes to financial statements.

Schedules of Investments
IQ ARB Global Resources ETF

October 31, 2009 (unaudited)

Investments	Shares	Value

Common Stocks — 89.2%

Australia — 4.6%
BHP Billiton Ltd.	1,436	$48,594
Felix Resources Ltd.	920	14,448
Lihir Gold Ltd.	15,116	41,659
Newcrest Mining Ltd.	3,136	91,528
New Hope Corp. Ltd.	4,060	15,335
Sino Gold Mining Ltd.*	1,956	11,754

		223,318

Canada — 14. 4%
Agnico-Eagle Mines Ltd.	916	48,980
Alamos Gold, Inc.*	696	5,582
Aurizon Mines Ltd.*	992	4,282
Barrick Gold Corp.	6,176	223,373
Centerra Gold, Inc.*	1,464	11,280
Eldorado Gold Corp.*	2,576	28,840
EnCana Corp.	80	4,456
Gammon Gold, Inc.*	796	6,495
Goldcorp, Inc.	4,300	158,795
IAMGOLD Corp.	2,184	29,094
Kinross Gold Corp.	4,100	76,504
Pan American Silver Corp.*	576	12,240
ShawCor Ltd.	316	8,261
Silver Wheaton Corp.*	1,840	23,231
Teck Resources Ltd. Class B*	244	7,115
Yamana Gold, Inc.	4,684	49,919

		698,447

France — 6.3%
Suez Environnement Co.	5,212	116,389
Veolia Environnement	5,572	183,127
Total SA	96	5,756

		305,272

Hong Kong — 0.6%
Chaoda Modern Agriculture Holdings Ltd.	7,360	5,755
China Agri-Industries Holdings Ltd.	9,632	9,396
CNOOC Ltd.	9,400	14,579

		29,730

See notes to financial statements.

Schedules of Investments
IQ ARB Global Resources ETF (continued)

October 31, 2009 (unaudited)

Investments	Shares	Value

Common Stocks (continued)

Japan — 34.2%
Ajinomoto Co., Inc.	19,252	$182,056
Daio Paper Corp.	2,552	21,455
DOWA HOLDINGS Co., Ltd.	10,604	63,376
Hokuetsu Kishu Paper Co., Ltd.	4,120	21,574
House Foods Corp.	3,056	48,716
INPEX Corp.	8	67,167
Itoham Foods, Inc.	5,512	21,982
Kagome Co. Ltd.	2,784	53,053
Marudai Food Co. Ltd.	2,896	9,598
Maruha Nichiro Holdings, Inc.	10,988	16,266
Mitsubishi Materials Corp.	41,792	112,652
Mitsui & Co. Ltd.	4,596	62,096
Mitsui Mining & Smelting Co., Ltd.	19,144	50,546
Nippon Meat Packers, Inc.	4,920	58,320
Nippon Paper Group, Inc.	2,172	57,827
Nisshin Seifun Group, Inc.	6,852	92,425
Nissin Foods Holdings Co., Ltd.	3,460	122,698
OSAKA Titanium Technologies Co., Ltd.	1,252	33,956
Pacific Metals Co. Ltd.	6,580	50,884
Sumitomo Metal Mining Co., Ltd.	19,608	315,825
TOHO Titanium Co., Ltd.	2,116	26,999
Tokyo Gas Co., Ltd.	6,008	23,828
Toyo Suisan Kaisha Ltd.	3,012	79,027
Yamazaki Baking Co., Ltd.	5,644	69,521

		1,661,847

Netherlands — 0.1%
New World Resources NV Class A	768	7,178

Norway — 0.3%
Statoil ASA	576	13,738

Singapore — 0.5%
Straits Asia Resources Ltd.	7,332	9,594
Wilmar International Ltd.	3,028	13,618

		23,212

See notes to financial statements.

Schedules of Investments
IQ ARB Global Resources ETF (continued)

October 31, 2009 (unaudited)

Investments	Shares	Value

Common Stocks (continued)

Spain — 0.9%
Sociedad General de Aguas de
Barcelona SA Class A	1,592	$46,297

Sweden — 8.5%
Boliden AB	744	9,257
Holmen AB B Shares	172	4,743
Sandvik AB	34,912	396,989

		410,989

Switzerland — 0.9%
Sulzer AG	568	44,475

United Kingdom — 5.0%
Anglo American PLC*	332	12,122
Antofagasta PLC	320	4,069
Eurasian Natural Resources Corp.	340	4,671
Hochschild Mining PLC	1,188	5,383
Kazakhmys PLC*	164	2,944
Northumbrian Water Group PLC	5,308	20,176
Pennon Group PLC	3,504	26,228
Petropavlovsk PLC*	636	11,008
Randgold Resources Ltd.	304	19,844
Rio Tinto PLC	364	16,158
Severn Trent PLC	2,332	36,575
United Utilities Group PLC	6,756	49,055
Weir Group PLC	2,168	25,051
Xstrata PLC*	744	10,823

		244,107

United States — 12.9%
Alpha Natural Resources, Inc.*	296	10,055
American Water Works Co, Inc.	2,744	52,054
Aqua America, Inc.	2,204	34,052
Arch Coal, Inc.	712	15,422
Archer-Daniels-Midland Co.	240	7,229
Bucyrus International, Inc.	320	14,214
Bunge Ltd.	56	3,195
Chevron Corp.	96	7,348
CONSUL Energy, Inc.	736	31,508

See notes to financial statements.

Schedules of Investments
IQ ARB Global Resources ETF (continued)

October 31, 2009 (unaudited)

Investments	Shares	Value

Common Stocks (continued)

United States (continued)
Exxon Mobil Corp.	172	$12,327
Flowserve Corp.	840	82,496
Freeport-McMoRan Copper & Gold, Inc.*	164	12,031
General Mills, Inc.	140	9,229
Graco, Inc.	976	26,879
IDEX Corp.	1,304	37,073
Joy Global, Inc.	424	21,374
Kellogg Co.	176	9,071
Kraft Foods, Inc. Class A	552	15,191
Massey Energy Co.	352	10,240
Newmont Mining Corp.	2,788	121,166
Peabody Energy Corp.	1,112	44,024
Pentair, Inc.	1,520	44,232
Sara Lee Corp.	396	4,471

		624,881

Total Investments — 89.2%
(Cost $4,501,312)		$4,333,491

Other Assets in Excess of Liabilities — 10.8%(a)		524,336

Net Assets — 100.0%		$4,857,827

		% of Net Assets
Industry	Value
Precious Metals	$969,204	20.0%
Water	824,160	17.0
Industrial Metals	782,020	16.1
Grains, Food & Fiber	724,651	14.9
Coal	598,642	12.3
Energy	211,294	4.3
Timber	117,353	2.4
Livestock	106,167	2.2

Total Investments	$4,333,491	89.2
Other Assets in Excess of Liabilities(a)	524,336	10.8

Total Net Assets	$4,857,827	100.0%

*	Non-income producing securities.

(a)	Other assets in excess of liabilities include net unrealized appreciation on swaps.

See notes to financial statements.

Schedules of Investments
IQ ARB Global Resources ETF (continued)

October 31, 2009 (unaudited)

Open futures contracts outstanding at October 31, 2009:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at October 31, 2009	Unrealized Appreciation
E-Mini MSCI EAFE	Morgan	December
	Stanley	2009	(6)	$(451,188)	$(451,170)	$18
S&P 500 E-Mini	Morgan	December
Future	Stanley	2009	(9)	(465,844)	(464,850)	994

						$1,012

See notes to financial statements.

Statements of Assets and Liabilities

October 31, 2009 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ CPI Inflation Hedged ETF	IQ ARB Global Resources ETF

Assets
Investments, at cost:	$59,033,919	$5,698,964	$4,996,971	$4,501,312

Investments, at value	$61,715,915	$6,028,600	$5,006,952	$4,333,491
Cash	4,802,383	367,588	6,139	74,917
Collateral at broker for
futures contracts	909,693	49,990	—	—
Variation margin
receivable	296,150	17,930	—	1,012
Dividend receivable	—	—	—	274
Receivable for capital
shares transactions	—	1,311,065	—	487,057

Total assets	67,724,141	7,775,173	5,013,091	4,896,751

Liabilities
Advisory fees payable	40,675	3,373	296	503
Trustee fees payable	3,309	392	9	9
Compliance fees
payable	709	132	5	5
Payable for investments
purchased	—	1,215,837	—	—
Due to foreign custodian
(cost $38,407)	—	—	—	38,407

Total liabilities	44,693	1,219,734	310	38,924

Net Assets	$67,679,448	$6,555,439	$5,012,781	$4,857,827

Composition of Net Assets
Paid-in capital	$65,617,774	$6,288,901	$5,003,110	$4,999,167
Undistributed
(accumulated) net
investment income (loss)	230,136	16,919	(310)	(243)
Undistributed
(accumulated) net
realized gain (loss) on
investments, futures
contracts and foreign
currency transactions	(1,142,655)	(137,615)	—	25,712
Net unrealized
appreciation
(depreciation) on
investments and
futures contracts	2,974,193	387,234	9,981	(166,809)

Net Assets	$67,679,448	$6,555,439	$5,012,781	$4,857,827

NET ASSET VALUE PER SHARE
Shares Outstanding (no
par value, unlimited
shares authorized)	2,504,000	250,000	200,000	200,000
Net Asset Value	$27.03	$26.22	$25.06	$24.29

See notes to financial statements.

Statements of Operations (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ CPI Inflation Hedged ETF	IQ ARB Global Resources ETF
	For the Six Months Ended October 31, 2009	For the Period June 08, 2009* to October 31, 2009	For the Period October 26, 2009* to October 31, 2009	For the Period October 26, 2009* to October 31, 2009

Investment Income
Dividend income	$369,875	$33,077	$—	$274

Expenses
Advisory fees	$138,183	$15,257	$296	$503
Trustee fees	4,921	507	9	9
Compliance fees	2,301	394	5	5

Total expenses	145,405	16,158	310	517

Net investment
income (loss)	224,470	16,919	(310)	(243)

Realized and Unrealized
Gain (Loss) on
Investments, Futures
Contracts and Foreign
Currency Transactions
Net realized gain (loss) from:
Investment securities	(762,536)	(137,615)	—	26,167
Futures contracts	(379,994)	—	—	—
Foreign currency
transactions	—	—	—	(455)

Net realized gain (loss) on
investment securities,
futures contracts and
foreign currency
transactions	(1,142,530)	(137,615)	—	25,712
Change in net unrealized
appreciation
(depreciation) on:
Investment securities	2,552,560	329,636	9,981	(167,821)
Futures contracts	292,197	57,598	—	1,012

Net change in net
unrealized appreciation
(depreciation) on
investment securities
and futures contracts	2,844,757	387,234	9,981	(166,809)

Net realized and
unrealized gain (loss) on
investment securities,
futures contracts, and
foreign currency
transactions	1,702,227	249,619	9,981	(141,097)

Net Increase (Decrease)
in Net Assets Resulting
from Operations	$1,926,697	$266,538	$9,671	$(141,340)

*	Commencement of operations

See notes to financial statements.

Statements of Changes in Net Assets (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF	IQ CPI Inflation Hedged ETF	IQ ARB Global Resources ETF
	For the Six Months Ended October 31, 2009	For the Period March 24, 2009* to April 30, 2009	For the Period June 08, 2009 * to October 31, 2009	For the Period October 26, 2009* to October 31, 2009	For the Period October 26, 2009* to October 31, 2009
Increase (Decrease) in Net Assets from Operations
Net investment
income (loss)	$224,470	$5,666	$16,919	$(310)	$(243)
Net realized gain (loss)
on investment
securities, futures
contracts and foreign
currency transactions	(1,142,530)	25,556	(137,615)	—	25,712
Change in net unrealized
appreciation
(depreciation) on
investment securities
and futures contracts	2,844,757	129,436	387,234	9,981	(166,809)

Net increase (decrease)
in net assets resulting
from operations	1,926,697	160,658	266,538	9,671	(141,340)

Capital Share Transactions
Proceeds from shares
created	54,216,916	12,532,454	6,288,901	5,003,110	4,999,167

Cost of shares
redeemed	—	(1,257,277)	—	—	—

Net increase from capital
share transactions	54,216,916	11,275,177	6,288,901	5,003,110	4,999,167

Total increase in
net assets	56,143,613	11,435,835	6,555,439	5,012,781	4,857,827

Net Assets
Beginning of period	11,535,835	100,000	—	—	—

End of period	$67,679,448	$11,535,835	$6,555,439	$5,012,781	$4,857,827

Including undistributed
net investment income
(net of accumulated
net investment loss)
as follows:	$230,136	$5,666	$16,919	$(310)	$(243)

Changes in Shares Outstanding
Shares outstanding,
beginning of period	454,000	4,000	—	—	—
Shares created	2,050,000	500,000	250,000	200,000	200,000
Shares redeemed	—	(50,000)	—	—	—

Shares outstanding,
end of period	2,504,000	454,000	250,000	200,000	200,000

*	Commencement of operations

See notes to financial statements.

Financial Highlights (unaudited)

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF	IQ CPI Inflation Hedged ETF	IQ ARB Global Resources ETF
	For the Six Months Ended October 31, 2009	For the Period March 24, 2009[1] to April 30, 2009	For the Period June 08, 2009[1] to October 31, 2009	For the Period October 26, 2009[1] to October 31, 2009	For the Period October 26, 2009[1] to October 31, 2009
Net asset value,
beginning of period	$25.41	$25.00	$25.00	$25.00	$25.00

Investment Operations
Net investment
income (loss)[2]	0.16	0.02	0.08	— [3]	— [3]
Net realized and
unrealized gain (loss)
on investments	1.46	0.39	1.14	0.06	(0.71)

Net increase
(decrease) in net
assets resulting
from investment
operations	1.62	0.41	1.22	0.06	(0.71)

Net asset value,
end of period	$27.03	$25.41	$26.22	$25.06	$24.29

Total Return
Total investment
return based on
net asset value[4]	6.38%	1.64%	4.88%	0.24%	(2.84)%

Ratios/Supplemental Data
Net assets,
end of period
(000’s omitted)	$67,679	$11,536	$6,555	$5,013	$4,858
Ratio to average
net assets of:
Expenses	0.78%	0.13%[5]	0.79%	0.50%	0.77%
Net investment
income (loss)	1.20%	0.08%[5]	0.83%	(0.50)%	(0.36)%
Portfolio turnover
rate[6]	75%	0%[7]	41%	0%	1%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Greater than $(0.005) per share.

[4]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

[5]	Not annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.

[7]	Portfolio turnover rate for the period was greater than 0% yet less than 0.5%.

See notes to financial statements.

Notes to Financial Statements

October 31, 2009 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), which is currently comprised of four active funds (collectively, the “Funds” and each individually, a “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ CPI Inflation Hedged ETF and IQ ARB Global Resources ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ CPI Inflation Hedged ETF and IQ ARB Global Resources ETF commenced operations on October 26, 2009.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Fund’s investment advisor.

The objective of the IQ Hedge Multi-Strategy Index is to replicate the risk-adjusted return characteristics of hedge funds that employ various hedge fund investment styles, which may include but are not limited to: global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Hedge Macro Index is to replicate the risk-adjusted return characteristics of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ CPI Inflation Hedged ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ CPI Inflation Hedged Index, developed by IndexIQ, the parent company of the Advisor.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

The objective of the IQ CPI Inflation Hedged Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The investment objective of the IQ ARB Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ ARB Global Resources Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ ARB Global Resources Index is to identify investment opportunities in the global resources market segment based on momentum and valuation factors.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund:

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price or, if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if the Advisor determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Fair Value Measurement establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 — quoted prices in active markets for identical investments

  Level 2 — other significant observable inputs (included quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, provides additional guidance for estimating fair value in accordance with Fair Value Measurement, when the volume and level of activity for the asset or liability have significantly decreased. This also includes guidance on identifying circumstances that indicate a transaction is not orderly and outlines additional disclosure based on investment type.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments at October 31, 2009:

	IQ Hedge Multi-Strategy Tracker ETF
	Level 1	Level 2	Level 3
Mutual Funds	$61,715,915	$—	$—
Investments in Securities	—	—	—
Other Financial Investments	—	—	—

Total	$61,715,915	$—	$—

	IQ Hedge Macro Tracker ETF
	Level 1	Level 2	Level 3
Mutual Funds	$6,028,600	$—	$—
Investments in Securities	—	—	—
Other Financial Investments	—	—	—

Total	$6,028,600	$—	$—

	IQ CPI Inflation Hedged ETF
	Level 1	Level 2	Level 3
Mutual Funds	$5,006,952	$—	$—
Investments in Securities	—	—	—
Other Financial Investments	—	—	—

Total	$5,006,952	$—	$—

	IQ ARB Global Resources ETF
	Level 1	Level 2	Level 3
Mutual Funds	$—	$—	$—
Investments in Securities	4,333,491	—	—
Other Financial Investments	—	—	—

Total	$4,333,491	$—	$—

Tax Information and Dividends and Distributions to Shareholders

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), by distributing substantially all of their net investment income and net realized gains to shareholders. Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal Tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Accounting for Uncertainty in Income Taxes prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expense on the Statement of Operations. Management has determined that there is no impact resulting from the adoption of this interpretation on the Funds’ financial statements.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The Funds’ investment income, expenses and unrealized and realized gains and losses are allocated daily. The Funds distribute substantially all of their net investment income to shareholders in the form of dividends. Realized capital gains or losses are recorded whenever a Fund sells securities.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

Expenses

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Funds pay the Advisor an advisory fee at an annual rate of 0.75% (0.48% in the case of IQ CPI Inflation Hedged ETF) of each Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder. The Advisor has retained Mellon Capital Management Corporation (“MCM” and the “Sub-Advisor”), which is unaffiliated with the Advisor, to serve as the sub-advisor to the Funds pursuant to a sub-advisory agreement, to conduct the day-to-day portfolio management of the Funds. Pursuant to MCM’s sub-advisory agreement, the Advisor will pay MCM an annual fee, payable monthly for their services.

Distribution Agreement

The Funds have adopted a Distribution Services Agreement with ALPS Distributors, Inc. (the “Distributor”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. The Board has resolved not to authorize the payment of Rule 12b-1 fees prior to April 30, 2010. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) is an affiliate of the Sub-Advisor and serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Fund were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf.

5. CAPITAL SHARE TRANSACTIONS

As of October 31, 2009, there was an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in statement of changes in net assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

6. FEDERAL INCOME TAX

At October 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge
Multi-Strategy
Tracker ETF	$59,033,919	$2,682,329	$(333)	$2,681,996
IQ Hedge Macro
Tracker ETF	5,698,964	329,636	—	329,636
IQ CPI Inflation
Hedged ETF	4,996,971	10,667	(686)	9,981
IQ ARB Global
Resources ETF	4,501,312	2,968	(170,789)	(167,821)

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments for the period ended October 31, 2009 were as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge
Multi-Strategy
Tracker ETF	$26,404,378	$27,641,869	$49,652,891	$—
IQ Hedge Macro
Tracker ETF	2,147,803	2,505,206	6,193,982	—
IQ CPI Inflation
Hedged ETF	—	—	4,996,971	—
IQ ARB Global
Resources ETF	37,952	487,057	4,924,250	—

8. ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. As of October 31, 2009, these Funds were invested in futures contracts.

At October 31, 2009, the fair values of derivative instruments were as follows:

	Asset Derivatives[1]
	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF	$296,150	$296,150
IQ Hedge Macro Tracker ETF	17,930	17,930
IQ CPI Inflation Hedged ETF	—	—
IQ ARB Global Resources ETF	1,012	1,012

[1]	Statement of Assets and Liabilities location: Variation margin receivable.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

Transactions in derivative instruments during the period ended October 31, 2009, were as follows:

	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Realized loss[1]
Futures contracts	$(379,994)

Total realized loss	(379,994)	$(379,994)

Unrealized appreciation[2]
Futures contracts	292,197

Total unrealized appreciation	292,197	292,197

IQ Hedge Macro Tracker ETF
Unrealized appreciation[2]
Futures contracts	57,598

Total unrealized appreciation	57,598	57,598

IQ ARB Global Resources ETF
Unrealized appreciation[2]
Futures contracts	1,012

Total unrealized appreciation	1,012	1,012

[1]	Statement of Operations location: Net realized gain (loss) from futures contracts.

[2]	Statement of Operations location: Change in net unrealized appreciation (depreciation) on futures contracts.

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the Underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which it invests.

*	Applies to all Funds other than the IQ ARB Global Resources ETF.

Notes to Financial Statements (continued)

October 31, 2009 (unaudited)

Index Risk

The Underlying Indexes are new and have limited historical performance data that is not predictive of future results. In addition, the Underlying Indexes and the Funds rebalance only on a monthly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Tracking Error Risk

Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor and Sub-Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

New Fund Risk

The Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Indexes than they otherwise would be at higher asset levels or they could ultimately liquidate.

10. SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ financial statements through December 24, 2009.

On December 14, 2009, certain Funds declared income and capital gains distributions with an ex-date of December 23, 2009 and payable date of December 30, 2009. The income and capital gains distribution per share for each Fund was as follows:

Fund	Income Distribution Per Share	Short Term Capital Gains Per Share	Long Term Capital Gains Per Share
IQ Hedge Multi Strategy
Tracker ETF	$0.23070	$—	$—
IQ Hedge Macro
Tracker ETF	0.24764	—	—
IQ CPI Inflation Hedged ETF	—	—	—
IQ ARB Global Resources ETF	0.04301	0.10629	0.00243

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Reena Aggarwal 1958	Trustee	Since August 2008	Deputy Dean, McDonough School of Business, Georgetown University (2006 to 2008); Visiting Professor of Finance, Sloan School of Management, MIT (2005-2006); Interim Dean, McDonough School of Business, Georgetown University (2004-2005); Stallkamp Faculty Fellow and Professor of Finance, McDonough School of Business, Georgetown University (2003-Present)	FBR Funds (10 portfolios)

Gene Chao 1970	Trustee	Since August 2008	Vice President — Strategic Services, Dimension Data, Americas (2007 to present); Senior Vice President — Strategic Outsourcing, France Telecom Americas (2004-2007); Managing Director — Business Consulting, Xansa, North America (2003-2004)	None

Board of Trustees and Officers (unaudited) (continued)

Interested Trustee3

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee

Adam S. Patti 1970	Chairman and Trustee President and Principal Executive	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, Index IQ (2006 to present); Associate Publisher, Time Inc. (2006); Executive Director, Time Inc. (2005); Director, Time Inc. (2003 to 2004)	None

The officers of the Trust not named above are:
Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ Trust (2008 to present); Chairman and Trustee, Index IQ ETF Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to November 2008); Chief Operating Officer, the Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006); Managing Director, McGovern Capital (2003 to 2004)

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Treasurer, Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to present); Executive Vice President, Financial Development HoldCo LLC, d/b/a “IndexIQ” (2006 to present); Vice President, Groton Partners LLC (2005 to 2006); Principal, Circle Peak Capital LLC (2003 to 2005)

[1]	The address of each Trustee or officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.

[2]	Trustees and Officers serve until their successors are duly elected and qualified.

[3]	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue, Suite N-611
Rye Brook, NY 10573

Sub-Adviser
Mellon Capital Management Corp.
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, NY 10022

Independent Registered Public Accounting Firm
Ernst & Young, LLP
Five Times Square
New York, NY 10036

IQ Hedge Multi-Strategy Tracker ETF
c/o IndexIQ
800 Westchester Avenue, Suite N-611
Rye Brook, NY 10573
1-888-934-0777

SEMI-ANNUAL REPORT | OCTOBER 31, 2009

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ CPI Inflation Hedged ETF
IQ ARB Global Resources ETF

Item 2. Code of Ethics.

Not Applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not Applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not Applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not Applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Chief Executive Officer and Chief Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) Certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Chief Executive Officer

Date: December 24, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Chief Executive Officer

Date: December 24, 2009

By: /s/ David L. Fogel

David L. Fogel, Chief Financial Officer

Date: December 24, 2009